Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2015-NXS1
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 2)	15		Attention: Reporting		Reporting@belloakadvisors.com
Principal Prepayment Detail	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo Bank, N.A. Corporate Trust Services (CMBS) 9062 Old Annapolis Road | Columbia, MD 21045 | United States

Delinquency Loan Detail	18				cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com

Specially Serviced Loan Detail - Part 1	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	21-22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989HAC4	1.342000%	32,424,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989HAF7	2.632000%	164,219,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989HAJ9	3.058000%	20,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989HAM2	2.874000%	155,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989HAQ3	3.148000%	236,966,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989HAT7	2.934000%	59,256,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989HAW0	3.406000%	54,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	94989HBF6	3.658000%	52,537,000.00	11,797,873.74	11,797,873.74	35,963.85	0.00	0.00	11,833,837.59	0.00	0.00%	18.75%
C	94989HBJ8	3.848000%	45,373,000.00	45,373,000.00	11,667,670.11	145,496.09	0.00	0.00	11,813,166.20	33,705,329.89	77.74%	14.00%
D	94989HBM1	4.041189%	53,732,000.00	53,732,000.00	0.00	180,950.99	0.00	0.00	180,950.99	53,732,000.00	42.25%	8.38%
E	94989HBR0	2.881000%	22,686,000.00	22,686,000.00	0.00	54,465.31	0.00	0.00	54,465.31	22,686,000.00	27.27%	6.00%
F	94989HBU3	2.881000%	10,746,000.00	10,746,000.00	0.00	25,799.36	0.00	0.00	25,799.36	10,746,000.00	20.17%	4.88%
G	94989HBX7	2.881000%	46,568,153.00	30,538,136.03	0.00	25,839.50	0.00	0.00	25,839.50	30,538,136.03	0.00%	0.00%
V	94989HCR9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989HCU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,224,155.00	174,873,009.77	23,465,543.85	468,515.10	0.00	0.00	23,934,058.95	151,407,465.92

X-A	94989HAZ3	4.041189%	723,582,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989HBC3	0.232398%	97,910,000.00	57,170,873.74	0.00	11,072.00	0.00	0.00	11,072.00	33,705,329.89
X-E	94989HCA6	1.160189%	22,686,000.00	22,686,000.00	0.00	21,933.38	0.00	0.00	21,933.38	22,686,000.00
X-F	94989HCD0	1.160189%	10,746,000.00	10,746,000.00	0.00	10,389.50	0.00	0.00	10,389.50	10,746,000.00
X-G	94989HCG3	1.160189%	46,568,153.00	30,538,136.03	0.00	29,525.02	0.00	0.00	29,525.02	30,538,136.03
Notional SubTotal			901,492,153.00	121,141,009.77	0.00	72,919.90	0.00	0.00	72,919.90	97,675,465.92

Deal Distribution Total					23,465,543.85	541,435.00	0.00	0.00	24,006,978.85

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989HAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989HAF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989HAJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989HAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989HAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989HAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989HAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989HBF6	224.56314102	224.56314102	0.68454327	0.00000000	0.00000000	0.00000000	0.00000000	225.24768430	0.00000000
C	94989HBJ8	1,000.00000000	257.15006964	3.20666674	0.00000000	0.00000000	0.00000000	0.00000000	260.35673639	742.84993036
D	94989HBM1	1,000.00000000	0.00000000	3.36765782	0.00000000	0.00000000	0.00000000	0.00000000	3.36765782	1,000.00000000
E	94989HBR0	1,000.00000000	0.00000000	2.40083355	0.00000000	0.00000000	0.00000000	0.00000000	2.40083355	1,000.00000000
F	94989HBU3	1,000.00000000	0.00000000	2.40083380	0.00000000	0.00000000	0.00000000	0.00000000	2.40083380	1,000.00000000
G	94989HBX7	655.77297064	0.00000000	0.55487492	1.01952659	37.39695388	0.00000000	0.00000000	0.55487492	655.77297064
V	94989HCR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989HCU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989HAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989HBC3	583.91250883	0.00000000	0.11308344	0.00000000	0.00000000	0.00000000	0.00000000	0.11308344	344.24808385
X-E	94989HCA6	1,000.00000000	0.00000000	0.96682447	0.00000000	0.00000000	0.00000000	0.00000000	0.96682447	1,000.00000000
X-F	94989HCD0	1,000.00000000	0.00000000	0.96682487	0.00000000	0.00000000	0.00000000	0.00000000	0.96682487	1,000.00000000
X-G	94989HCG3	655.77297064	0.00000000	0.63401742	0.00000000	0.00000000	0.00000000	0.00000000	0.63401742	655.77297064

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	05/01/25 - 05/30/25	30	0.00	11,072.00	0.00	11,072.00	0.00	0.00	0.00	11,072.00	0.00
X-E	05/01/25 - 05/30/25	30	0.00	21,933.38	0.00	21,933.38	0.00	0.00	0.00	21,933.38	0.00
X-F	05/01/25 - 05/30/25	30	0.00	10,389.50	0.00	10,389.50	0.00	0.00	0.00	10,389.50	0.00
X-G	05/01/25 - 05/30/25	30	0.00	29,525.02	0.00	29,525.02	0.00	0.00	0.00	29,525.02	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	05/01/25 - 05/30/25	30	0.00	35,963.85	0.00	35,963.85	0.00	0.00	0.00	35,963.85	0.00
C	05/01/25 - 05/30/25	30	0.00	145,496.09	0.00	145,496.09	0.00	0.00	0.00	145,496.09	0.00
D	05/01/25 - 05/30/25	30	0.00	180,950.99	0.00	180,950.99	0.00	0.00	0.00	180,950.99	0.00
E	05/01/25 - 05/30/25	30	0.00	54,465.31	0.00	54,465.31	0.00	0.00	0.00	54,465.31	0.00
F	05/01/25 - 05/30/25	30	0.00	25,799.36	0.00	25,799.36	0.00	0.00	0.00	25,799.36	0.00
G	05/01/25 - 05/30/25	30	1,694,029.60	73,316.97	0.00	73,316.97	47,477.47	0.00	0.00	25,839.50	1,741,507.07
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,694,029.60	588,912.47	0.00	588,912.47	47,477.47	0.00	0.00	541,435.00	1,741,507.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	NA	N/A	54,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	NA	3.658000%	52,537,000.00	11,797,873.74	11,797,873.74	35,963.85	0.00	0.00	11,833,837.59	0.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	NA	3.848000%	45,373,000.00	45,373,000.00	11,667,670.11	145,496.09	0.00	0.00	11,813,166.20	33,705,329.89
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PEX	94989HBQ2	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			152,836,004.00	57,170,873.74	23,465,543.85	181,459.94	0.00	0.00	23,647,003.79	33,705,329.89

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	24,006,978.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	590,777.16	Master Servicing Fee	2,994.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	512.81
Interest Adjustments	2,168.31	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	75.29
ARD Interest	0.00	Trust Advisor Fee	240.89
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	592,945.47	Total Fees	4,033.01

Principal		Expenses/Reimbursements
Scheduled Principal	23,707,899.09	Reimbursement for Interest on Advances	9,639.33
Unscheduled Principal Collections		ASER Amount	9,911.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,926.95
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	10,649.42	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(253,004.66)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	23,465,543.85	Total Expenses/Reimbursements	47,477.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	541,435.00
Excess Liquidation Proceeds	0.00	Principal Distribution	23,465,543.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	24,006,978.85
Total Funds Collected	24,058,489.32	Total Funds Distributed	24,058,489.33

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	174,873,009.77	174,873,009.77	Beginning Certificate Balance	174,873,009.77
(-) Scheduled Principal Collections	23,707,899.09	23,707,899.09	(-) Principal Distributions	23,465,543.85
(-) Unscheduled Principal Collections	10,649.42	10,649.42	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(253,004.66)	(253,004.66)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	151,407,465.92	151,407,465.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	175,197,191.17	175,197,191.17	Ending Certificate Balance	151,407,465.92
Ending Actual Collateral Balance	151,384,714.06	151,384,714.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	75,175,823.87	49.65%	(34)	3.5825	1.011451
2,000,001 to 3,000,000	2	5,660,547.23	3.74%	(5)	4.2027	1.409873	1.21 to 1.30	4	30,149,236.08	19.91%	(3)	4.1963	1.251211
3,000,001 to 4,000,000	6	21,244,456.03	14.03%	(4)	4.1710	1.446524	1.31 to 1.40	2	6,643,843.18	4.39%	(4)	4.1400	1.323215
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	2	6,405,203.60	4.23%	(4)	4.1400	1.545447
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	2	7,212,467.37	4.76%	(3)	4.2314	1.632062
7,000,001 to 8,000,000	2	15,533,079.61	10.26%	(3)	4.4426	1.370129	1.71 to 1.80	2	16,181,621.31	10.69%	(4)	4.2602	1.766419
8,000,001 to 9,000,000	1	8,647,560.02	5.71%	(4)	4.3300	1.797800	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,639,270.51	6.37%	(2)	4.0400	2.236700	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	23,505,746.97	15.52%	(2)	4.1972	1.253869	2.01 to 2.25	1	9,639,270.51	6.37%	(2)	4.0400	2.236700
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 90,000,000	2	67,176,805.55	44.37%	(38)	3.4507	1.009147	Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	9,639,270.51	6.37%	(2)	4.0400	2.236700
							Lodging	1	7,999,018.32	5.28%	(2)	4.6900	1.030800
California	1	7,534,061.29	4.98%	(5)	4.1800	1.730400
							Office	4	59,810,244.75	39.50%	(6)	4.5418	1.232175
Louisiana	1	2,728,263.07	1.80%	(5)	4.2700	1.265500
							Other	2	47,053,929.08	31.08%	(50)	2.7150	1.108328
Maryland	1	12,053,929.08	7.96%	(2)	3.9000	1.277400
							Retail	9	36,544,273.77	24.14%	(4)	4.1414	1.649271
Minnesota	1	2,932,284.16	1.94%	(5)	4.1400	1.544200
							Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
New York	3	70,840,308.01	46.79%	(36)	3.4956	1.040597

North Carolina	1	11,451,817.89	7.56%	(3)	4.5100	1.229100

Ohio	1	8,647,560.02	5.71%	(4)	4.3300	1.797800

Texas	5	22,367,831.91	14.77%	(3)	4.3367	1.288558

Wisconsin	1	3,212,139.98	2.12%	(4)	4.1400	1.316500

Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	35,000,000.00	23.12%	(67)	2.3069	1.050100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	12,053,929.08	7.96%	(2)	3.9000	1.277400	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	37,686,569.53	24.89%	(4)	4.1224	1.696381	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	15,039,325.55	9.93%	(4)	4.3167	1.657267	49 months or greater	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
	4.501% to 4.750%	3	51,627,641.76	34.10%	(5)	4.6531	1.033527	Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	16	151,407,465.92	100.00%	(19)	3.8853	1.283719	Interest Only	1	35,000,000.00	23.12%	(67)	2.3069	1.050100
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 to 240 months	15	116,407,465.92	76.88%	(4)	4.3598	1.353961
	Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	15	142,759,905.90	94.29%	(20)	3.8583	1.252579			No outstanding loans in this group
	13 to 24 months	1	8,647,560.02	5.71%	(4)	4.3300	1.797800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	151,407,465.92	100.00%	(19)	3.8853	1.283719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	303710006	98	New York	NY	Actual/360	2.307%	69,527.40	0.00	0.00	11/05/19	04/05/35	--	35,000,000.00	35,000,000.00	06/05/25
7	303710007	OF	Rye Brook	NY	Actual/360	4.695%	130,082.60	0.00	0.00	N/A	11/05/24	--	32,176,805.55	32,176,805.55	05/05/25
10	303710010	LO	San Antonio	TX	Actual/360	4.170%	84,813.17	23,619,356.57	0.00	N/A	04/05/25	--	23,619,356.57	0.00	06/05/25
23	600927723	98	Gaithersburg	MD	Actual/360	3.900%	40,576.51	28,404.96	0.00	N/A	04/11/25	--	12,082,334.04	12,053,929.08	06/11/25
25	310928070	OF	Morrisville	NC	Actual/360	4.510%	44,474.41	0.00	0.00	N/A	03/11/25	--	11,451,817.89	11,451,817.89	05/11/25
27	310926811	RT	Payson	AZ	Actual/360	4.040%	33,533.95	0.00	0.00	N/A	04/11/25	--	9,639,270.51	9,639,270.51	05/11/25
29	303710029	OF	Twinsburg	OH	Actual/360	4.330%	32,591.13	(95,527.40)	(95,527.40)	N/A	02/05/25	--	8,552,032.62	8,647,560.02	01/05/25
31	303710031	OF	San Bernardino	CA	Actual/360	4.180%	27,792.08	(97,870.90)	(97,870.90)	N/A	01/05/25	--	7,436,190.39	7,534,061.29	12/05/24
32	310927181	LO	Shenandoah	TX	Actual/360	4.690%	32,366.96	(32,849.15)	(32,849.15)	N/A	04/11/25	--	7,966,169.17	7,999,018.32	03/11/25
48	303710048	RT	Montgomery	TX	Actual/360	4.140%	13,993.92	10,136.50	0.00	01/05/25	01/05/35	--	3,925,362.54	3,915,226.04	06/05/25
51	303710051	RT	San Antonio	TX	Actual/360	4.140%	12,689.54	10,513.11	0.00	02/05/25	02/05/35	--	3,559,478.02	3,548,964.91	06/05/25
52	303710052	RT	Houston	TX	Actual/360	4.140%	12,415.65	9,731.05	0.00	02/05/25	02/05/35	--	3,482,650.49	3,472,919.44	06/05/25
53	303710053	RT	Cypress	TX	Actual/360	4.140%	12,271.91	10,627.53	0.00	02/05/25	02/05/35	--	3,442,330.73	3,431,703.20	06/05/25
55	303710055	RT	Fond du Lac	WI	Actual/360	4.140%	11,487.30	10,103.62	0.00	02/05/25	02/05/35	--	3,222,243.60	3,212,139.98	06/05/25
56	303710056	RT	New York	NY	Actual/360	4.320%	13,772.44	(26,757.21)	(26,757.21)	N/A	03/05/25	--	3,636,745.25	3,663,502.46	02/05/25
57	303710057	RT	Faribault	MN	Actual/360	4.140%	10,488.82	9,882.43	0.00	01/05/25	01/05/35	--	2,942,166.59	2,932,284.16	06/05/25
59	303710059	RT	Baton Rouge	LA	Actual/360	4.270%	10,067.68	9,792.74	0.00	01/05/25	01/05/35	--	2,738,055.81	2,728,263.07	06/05/25
Totals							592,945.47	23,465,543.85	(253,004.66)				174,873,009.77	151,407,465.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	4,360,587.00	1,090,147.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,009,110.10	0.00	--	--	--	0.00	0.00	400,016.02	400,016.02	0.00	0.00
10	2,973,406.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,057,470.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,096,345.00	0.00	--	--	06/12/25	1,205,739.52	0.00	44,543.83	44,543.83	0.00	0.00
27	1,542,385.00	0.00	--	--	--	0.00	0.00	33,440.62	33,440.62	0.00	0.00
29	1,173,093.00	0.00	--	--	05/13/25	2,759,495.60	19,822.38	21,793.38	175,358.63	96,152.66	0.00
31	997,784.00	0.00	--	--	03/11/25	0.00	0.00	26,607.35	217,094.27	0.00	0.00
32	720,431.00	0.00	--	--	--	0.00	0.00	32,002.14	110,094.57	0.00	0.00
48	356,311.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	433,346.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	398,230.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	338,409.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	314,280.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	380,401.00	291,686.25	01/01/24	09/30/24	06/11/25	0.00	0.00	13,451.03	59,891.51	0.00	0.00
57	338,109.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	261,258.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	24,750,958.00	1,381,833.25				3,965,235.12	19,822.38	571,854.36	1,040,439.45	96,152.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
51	303710051	1,354.18	Partial Liquidation (Curtailment)	0.00	0.00
52	303710052	767.24	Partial Liquidation (Curtailment)	0.00	0.00
53	303710053	1,779.25	Partial Liquidation (Curtailment)	0.00	0.00
55	303710055	1,789.41	Partial Liquidation (Curtailment)	0.00	0.00
57	303710057	2,205.94	Partial Liquidation (Curtailment)	0.00	0.00
59	303710059	2,753.40	Partial Liquidation (Curtailment)	0.00	0.00
Totals		10,649.42		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	10,649.42	0	0.00	3.885267%	3.724642%	(19)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	39,755.88	0	0.00	3.923212%	3.780832%	(16)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	7,622.12	0	0.00	3.927587%	3.802346%	(14)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,406,076.17	3.942387%	3.880101%	(6)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,550,224.38	3.956579%	3.897384%	(4)
01/17/25	0	0.00	1	8,629,138.14	0	0.00	0	0.00	0	0.00	1	32,016,550.76	0	0.00	2	54,606,254.65	3.990698%	3.935068%	(3)
12/17/24	0	0.00	1	8,647,205.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	22,077,948.56	4.075981%	4.017555%	(1)
11/18/24	0	0.00	1	8,666,243.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,218,097.00	4.096114%	4.039299%	0
10/18/24	1	8,684,172.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.114058%	4.061005%	1
09/17/24	1	8,703,078.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.111308%	4.058547%	2
08/16/24	1	8,720,870.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.111423%	4.058663%	3
07/17/24	0	0.00	0	0.00	1	8,738,596.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.111536%	4.058778%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303710007	05/05/25	0	5	400,016.02	400,016.02	0.00	32,176,805.56	04/10/24	1
25	310928070	05/11/25	0	5	44,543.83	44,543.83	3,164.46	11,451,817.89	03/12/25	13
27	310926811	05/11/25	0	5	33,440.62	33,440.62	0.00	9,639,270.51	04/24/25	4
29	303710029	01/05/25	4	5	21,793.38	175,358.63	99,586.66	8,629,138.15	11/28/23	2
31	303710031	12/05/24	5	5	26,607.35	217,094.27	0.00	7,534,060.78	10/28/24	4
32	310927181	03/11/25	2	5	32,002.14	110,094.57	0.00	7,999,018.32	04/07/25	13
56	303710056	02/05/25	3	5	13,451.03	59,891.51	0.00	3,657,288.83	03/14/25	13
Totals					571,854.36	1,040,439.45	102,751.12	81,087,400.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		93,165,965	12,053,929	81,112,036		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		58,241,501	58,241,501	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	151,407,466	123,563,324	0	7,999,018	19,845,124	0
May-25	174,873,010	114,108,450	23,534,152	17,605,440	19,624,968	0
Apr-25	180,280,578	94,190,447	0	54,943,876	31,146,256	0
Mar-25	361,968,695	298,858,061	0	0	63,110,634	0
Feb-25	397,981,915	349,910,301	0	0	48,071,615	0
Jan-25	448,939,195	432,794,735	0	8,629,138	7,515,321	0
Dec-24	567,682,052	526,966,053	0	8,647,205	32,068,794	0
Nov-24	599,897,907	559,106,665	0	8,666,244	32,124,999	0
Oct-24	615,316,486	606,632,313	8,684,173	0	0	0
Sep-24	623,597,604	614,894,526	8,703,078	0	0	0
Aug-24	624,771,757	616,050,886	8,720,871	0	0	0
Jul-24	625,941,684	617,203,087	0	0	8,738,597	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303710007	32,176,805.55	32,176,805.56	99,000,000.00	11/21/24	5,986,501.90	0.96460	12/31/24	11/05/24	237
25	310928070	11,451,817.89	11,451,817.89	11,400,000.00	04/30/25	982,461.00	1.22910	12/31/24	03/11/25	237
27	310926811	9,639,270.51	9,639,270.51	23,700,000.00	05/16/25	1,436,505.00	2.23670	12/31/24	04/11/25	237
29	303710029	8,647,560.02	8,629,138.15	6,200,000.00	04/09/25	1,085,379.00	1.79780	12/31/23	02/05/25	237
31	303710031	7,534,061.29	7,534,060.78	14,750,000.00	02/24/25	952,284.00	1.73040	12/31/24	01/05/25	234
32	310927181	7,999,018.32	7,999,018.32	8,300,000.00	05/15/25	595,945.20	1.03080	12/31/24	04/11/25	237
56	303710056	3,663,502.46	3,657,288.83	5,900,000.00	05/15/25	288,814.50	1.61730	09/30/24	03/05/25	237
Totals		81,112,036.04	81,087,400.04	169,250,000.00		11,327,890.60

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303710007	OF	NY	04/10/24	1

Loan transferred to special servicing in 4/2024 due to imminent monetary default. The loan matured on 11/5/2024 and on 12/16/2024, borrower and lender parties executed a forbearance agreement. The loan is expected to remain in special

	servicing during the forbearance period. Loan has been performing under the agreement thus far and special servicer continues to handle requests and monitor performance.

25	310928070	OF	NC	03/12/25	13
	The loan transferred to Special Servicing on 3/12/2025 due to Balloon Payment/Maturity Default. Special Servicer continues to reach out to the Borrower to discuss potential extension terms.

27	310926811	RT	AZ	04/24/25	4

The Loan transferred to Special Servicing on 04/24/2025 due to maturity default following its 04/11/2025 maturity. Borrower has requested an extension. Borrower has provided Special Servicer with the requested due diligence items and Special

	Servicer is c urrently reviewing Borrower's extension request.

29	303710029	OF	OH	11/28/23	2

The Loan transferred to Special Servicing in November 2023. Borrower has executed the PNL. Special Servicer dual tracking the loan. As of 5/27/2025, Special Servicer is in process of filing motion for Appointment of a Receiver and proceeding

	with Foreclos ure.

31	303710031	OF	CA	10/28/24	4

The Loan transferred to Special Servicing on 10/28/2024 for imminent monetary default related to the upcoming 1/5/2025 maturity date. Special Servicer received a signed PNL. Working towards documentation of an approved extension.

32	310927181	LO	TX	04/07/25	13

The Loan transferred to Special Servicing on 3/14/25 due to imminent monetary default. The Loan matured on 4/11/25. Borrower has executed the pre-negotiation letter. Special Servicer is pending due diligence documents and a formal

	proposal from Borrower.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
56	303710056	RT	NY	03/14/25	13

The Loan transferred to Special Servicing on 3/7/2025 due to Maturity Default. Borrower stated they are working to refinance the Loan with TD Bank and are working to complete diligence items. Borrower anticipates closing in mid June, however, a specific c losing date has not been provided.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	303710007	0.00	4.69480%	0.00	4.69480%	1	12/16/24	11/05/24	--
13	303710013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
42	303710042	0.00	4.72000%	0.00	4.72000%	10	08/12/21	05/05/20	--
42	303710042	0.00	4.72000%	0.00	4.72000%	10	10/11/21	05/05/20	08/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303531121 10/18/19	95,000,000.00	322,000,000.00	95,321,571.01	1,274,786.72	95,321,571.01	94,046,784.29	953,215.71	0.00	476,399.27	476,816.44	0.50%
13	303710013 01/17/25	21,862,484.33	54,500,000.00	22,192,015.83	329,531.50	22,192,015.83	21,862,484.33	0.00	0.00	0.00	0.00	0.00%
17	303710017 06/17/24	18,035,404.72	7,300,000.00	3,769,109.95	1,942,895.72	3,769,109.95	1,826,214.23	16,209,190.49	0.00	657,167.69	15,552,022.80	79.75%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		134,897,889.05	383,800,000.00	121,282,696.79	3,547,213.94	121,282,696.79	117,735,482.85	17,162,406.20	0.00	1,133,566.96	16,028,839.24

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/25	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/20	0.00	7,736.18	0.00	0.00	0.00	0.00	0.00	0.00
1	303531121	11/18/21	0.00	0.00	476,816.44	0.00	0.00	(220.86)	0.00	0.00	477,994.85
		12/17/19	0.00	0.00	477,037.30	0.00	(1,178.41)	(475,000.00)	0.00	0.00
		10/18/19	0.00	0.00	953,215.71	0.00	0.00	953,215.71	0.00	0.00
13	303710013	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	303710017	03/17/25	0.00	0.00	15,552,022.80	0.00	0.00	(657,167.69)	0.00	0.00	15,552,022.80
		06/17/24	0.00	0.00	16,209,190.49	0.00	0.00	16,209,190.49	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	7,736.19	16,028,839.24	0.00	(1,178.41)	16,030,017.65	0.00	0.00	16,030,017.65

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,926.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	9,911.19	0.00	0.00	9,639.33	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,926.95	0.00	0.00	9,911.19	0.00	0.00	9,639.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		47,477.47

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27